SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2016
Premiums earned:
Property and liability insurance	$23,111.2	$637.2	$0	$22,474.0	0
December 31, 2015
Premiums earned:
Property and liability insurance	$20,454.1	$555.0	$0	$19,899.1	0
December 31, 2014
Premiums earned:
Property and liability insurance	$18,648.4	$249.9	$0	$18,398.5	0